Share-based payments (Details Textual) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) shares ₨ / shares	Mar. 31, 2022 INR (₨) shares ₨ / shares
DRL Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Employee Stock Option Treasury Shares Purchased | shares	371,144	468,471
Value Of Stock Purchased	₨ 1,269	₨ 1,601
Employee Stock Option, unappropriated inventory of shares sold | shares	48,032
Equity settled share based payment expense [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.87 years	1.93 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 516	₨ 701
Equity settled share based payment expense [Member] | DRL Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	1,492	1,848
Intrinsic Value of Options exercised	72	₨ 212
Intrinsic Value of Options outstanding	384
Intrinsic Value of Options Exercisable	₨ 110
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 4,388	₨ 4,922
Cash Settled Share-based Payment [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.99 years	1.82 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 222	₨ 101
DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant | shares	1,530,779
Categories A [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 1,497	1,841
Intrinsic Value of Options exercised	6	₨ 12
Intrinsic Value of Options outstanding	539
Intrinsic Value of Options Exercisable	₨ 300
Number of instruments in share based payment arrangement available for grant | shares	382,695
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 4,302	₨ 4,967
Categories B [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 4,224	₨ 5,235
Intrinsic Value of Options exercised	248	₨ 158
Intrinsic Value of Options outstanding	466
Intrinsic Value of Options Exercisable	₨ 58
Par value of underlying equity shares | ₨ / shares	₨ 5
Number of instruments in share based payment arrangement available for grant | shares	1,148,084
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 4,331	₨ 4,975
DRL 2002 Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted		₨ 4,985
Intrinsic Value of Options exercised	₨ 171	428
Intrinsic Value of Options outstanding	₨ 703
Intrinsic Value of Options Exercisable		₨ 125
Number of instruments in share based payment arrangement available for grant | shares	2,295,478
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 4,246	₨ 4,948
DRL 2002 Plan [Member] | Categories A [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant | shares	300,000
DRL 2002 Plan [Member] | Categories B [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant | shares	1,995,478